Shareholder Report, Holdings (Details) - C000005468	Dec. 31, 2024
Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	6.50%
ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SAP
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Canadian National Railway
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Constellation Software
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Seven & i Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.80%